Concentrations - Schedule of Revenue Derived from Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenue	$ 819,024	$ 717,170	$ 677,090
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue	298,658	303,357	301,842
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	125,900	126,399	134,434
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue	105,676	65,633	52,997
Hapag Lloyd [Member]
Revenue, Major Customer [Line Items]
Revenue	98,811	77,675	65,463
K-Line [Member]
Revenue, Major Customer [Line Items]
Revenue	74,542	76,130	76,148
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 115,437	$ 67,976	$ 46,206